Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement Of Financial Position [Abstract]
Equity securities	$ 26	$ 29
Receivables from government agencies	156	124
French research tax credit receivable	294	376
Defined benefit plans	9	15
Prepayments and deposits to third parties	107	21
Derivative instruments	13
Other non-current assets	56	74
Total	$ 661	$ 639